Vessels, Net, detail (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Vessel Cost
Vessel Cost, Beginning Balance	$ 1,224,757	$ 1,160,911
Transfers from Advances for vessel acquisitions and vessel under construction	100,043	119,520
Impairment loss		(23,924)
Transfer to Assets held for sale		(31,750)
Vessel Cost,Ending Balance	1,324,800	1,224,757	$ 1,160,911
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	(236,596)	(200,488)
Impairment loss		11,025
Depreciation	(49,485)	(47,133)	(43,084)
Accumulated Depreciation, Ending Balance	(286,081)	(236,596)	(200,488)
Net Book Value
Net Book Value, Beginning Balance	988,161	960,423
Transfers from Advances for vessel acquisitions and vessel under construction	100,043	119,520
Impairment loss		(12,899)
Transfer to Assets held for sale		(31,750)
Depreciation	(49,485)	(47,133)	(43,084)
Net Book Value, Ending Balance	1,038,719	$ 988,161	$ 960,423
Property Plant And Equipment Collateral For Debt	$ 1,028,059
Number Of Vessels As Collateral For Debt | item	36